Other operating income (Tables)	9 Months Ended
Oct. 31, 2019
Analysis of income and expense [abstract]
Other operating income

Analysis of other operating income by	Three months ended October 31, 2019	Three months ended October 31, 2018	Nine months ended October 31, 2019	Nine months ended October 31, 2018
category	£000s	£000s	£000s	£000s
Income recognized in respect of BARDA	3,590	2,230	11,698	7,535
Grant income	166	439	562	743
Research and development credit	16	156	518	156
Income on release of the US not for profit organizations financial liability	—	—	—	539
Other income	—	—	—	6
	3,772	2,825	12,778	8,979